Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 19,303	$ 23,354
Restricted cash	11,425	7,048
Total cash and cash equivalents and restricted cash	$ 30,728	$ 30,402	$ 61,455	$ 29,933